Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, to be issued to stockholders of Yotta Acquisition Corporation
Amount Registered | shares	464,105
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,641,050.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 710.55
Offering Note	Represents shares of the common stock, par value $0.0001 per share (the “Common Stock”) of DRIVEiT Holdings, Inc., a Delaware corporation (“New DRIVEiT”) to be issued pursuant to the terms of the Merger Agreement, dated August 20, 2024 (as amended, the “Merger Agreement”) by and among PubCo, Yott Acquisition Corporation (“Yotta”), Yotta Merger Sub, Inc. (“Merger Sub”), a Maryland corporation and wholly-owned subsidiary of Yotta and DRIVEiT Financial Auto Group, Inc. (“DRIVEiT”), a Maryland corporation. Pursuant to the Merger Agreement, the business combination will be effected in two steps: (i) Yotta will merge with and into DriveIT Holdings, Inc., a newly formed Delaware corporation and wholly owned subsidiary of Yotta (“New DRIVEiT”), with New DRIVEiT remaining as the surviving publicly traded entity (the “Initial Merger”); (ii) after the Initial Merger, Merger Sub will be merged with and into DRIVEiT, resulting in DRIVEiT being a wholly owned subsidiary of New DRIVEiT upon the closing of the transactions contemplated in the Merger Agreement.

Calculated pursuant to Rule 457 under the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001476.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, to be issued to stockholders of DRIVEiT Financial Auto Group, Inc.
Amount Registered | shares	10,000,000
Maximum Aggregate Offering Price	$ 3,333.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.51
Offering Note	Represents shares of the common stock, par value $0.0001 per share (the “Common Stock”) of DRIVEiT Holdings, Inc., a Delaware corporation (“New DRIVEiT”) to be issued pursuant to the terms of the Merger Agreement, dated August 20, 2024 (as amended, the “Merger Agreement”) by and among PubCo, Yott Acquisition Corporation (“Yotta”), Yotta Merger Sub, Inc. (“Merger Sub”), a Maryland corporation and wholly-owned subsidiary of Yotta and DRIVEiT Financial Auto Group, Inc. (“DRIVEiT”), a Maryland corporation. Pursuant to the Merger Agreement, the business combination will be effected in two steps: (i) Yotta will merge with and into DriveIT Holdings, Inc., a newly formed Delaware corporation and wholly owned subsidiary of Yotta (“New DRIVEiT”), with New DRIVEiT remaining as the surviving publicly traded entity (the “Initial Merger”); (ii) after the Initial Merger, Merger Sub will be merged with and into DRIVEiT, resulting in DRIVEiT being a wholly owned subsidiary of New DRIVEiT upon the closing of the transactions contemplated in the Merger Agreement.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. DRIVEiT is a private company, no market exists for its securities, and has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the DRIVEiT securities expected to be exchanged in the Business Combination.

Calculated pursuant to Rule 457 under the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001476.